OPERATING EXPENSES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Operating Expenses, Disclosure [Line Items]
Personnel	R$ (5,827,606)	R$ (5,385,351)	R$ (6,578,057)
Material	(279,773)	(261,768)	(263,553)
Services	(2,170,908)	(2,157,242)	(2,067,599)
Personnel, Materials and Services (a)	(8,278,287)	(7,804,361)	(8,909,209)
Depreciation and Amortization	(1,807,429)	(1,701,989)	(1,523,906)
Donations and contributions	(156,166)	(137,802)	(163,798)
Provisions/operational reversals (b)	(2,005,808)	6,495,463	(4,645,594)
Others	(1,415,834)	(1,166,254)	(1,212,380)
OPERATING EXPENSES	R$ 13,663,524	4,314,943	R$ 16,454,887
Total number of subscribers | item	1,842
Number of subscribers disconnected | item	1,727
Consensual Dismissal Plan (PDC)
Operating Expenses, Disclosure [Line Items]
Expense relating to personnel dismissal plan	R$ 566,551	R$ 370,139